Due to Trust Account (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010	Mar. 31, 2009
Due to Trust Account
Average balance outstanding during the fiscal year	¥ 674,622	[1]	¥ 1,683,607	¥ 1,479,736
Maximum balance at any month-end during the fiscal year	¥ 752,244	[1]	¥ 1,795,280	¥ 1,796,846
Weighted average interest rate during the fiscal year	0.12%	[1]	0.36%	0.46%

[1]	Effective April 1, 2010, the MUFG Group adopted new guidance that amends the accounting for consolidation of VIEs. As a result, the amount of average balance outstanding, the maximum balance at any month-end and weighted average interest rate during the fiscal year ended March 31, 2011 decreased. See Note 23 for further discussion of the adoption of the new guidance.